UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-5769
Van Kampen High Income Trust II

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen High Income Trust II
Portfolio of Investments ■ September 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 155.4%
	Aerospace & Defense 2.0%
$780	Bombardier, Inc. (Canada) (a)	6.300%	05/01/14	$756,600
395	Hexcel Corp.	6.750	02/01/15	378,212

				1,134,812

	Broadcasting 1.3%
335	LIN Television Corp., Ser B	6.500	05/15/13	294,800
515	Salem Communications Corp.	7.750	12/15/10	404,275

				699,075

	Cable 7.0%
785	Anixter, Inc.	10.000	03/15/14	832,100
785	Charter Communications Operating LLC (a)	12.875	09/15/14	853,687
1,510	CSC Holdings, Inc. (a)	8.625	02/15/19	1,604,375
340	Echostar DBS Corp.	6.625	10/01/14	331,500
145	NTL Cable PLC (United Kingdom)	8.750	04/15/14	148,625
100	NTL Cable PLC (United Kingdom)	9.125	08/15/16	103,250

				3,873,537

	Chemicals 6.7%
605	Airgas, Inc. (a)	7.125	10/01/18	625,419
740	Innophos, Inc.	8.875	08/15/14	751,100
705	Koppers, Inc.	9.875	10/15/13	731,437
750	Terra Capital, Inc.	7.000	02/01/17	785,625
834	Westlake Chemical Corp.	6.625	01/15/16	788,130

				3,681,711

	Consumer Products 3.6%
770	Goodyear Tire & Rubber Co.	10.500	05/15/16	839,300
540	Great Atlantic & Pacific Tea Co. (a)	11.375	08/01/15	548,100

Van Kampen High Income Trust II
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Consumer Products (continued)
$740	Steinway Musical Instruments, Inc. (a)	7.000%	03/01/14	$632,700

				2,020,100

	Energy 20.1%
905	Atlas Energy Operating Co., LLC (a)	10.750	02/01/18	943,462
1,500	Chesapeake Energy Corp.	9.500	02/15/15	1,586,250
230	Cimarex Energy Co.	7.125	05/01/17	215,050
565	Compagnie Generale de Geophysique, SA (France)	7.500	05/15/15	565,000
60	Forest Oil Corp.	7.250	06/15/19	56,400
275	Forest Oil Corp.	7.750	05/01/14	270,875
625	Hilcorp Energy/Finance Corp. (a)	7.750	11/01/15	593,750
430	Key Energy Services, Inc.	8.375	12/01/14	410,650
1,055	Massey Energy Co.	6.875	12/15/13	1,023,350
400	Mirant North America LLC	7.375	12/31/13	400,000
730	Newfield Exploration Co.	6.625	09/01/14	720,875
195	Newfield Exploration Co.	7.125	05/15/18	195,487
620	OPTI Canada, Inc. (Canada)	8.250	12/15/14	483,600
540	Orion Power Holdings, Inc.	12.000	05/01/10	561,600
210	Plains Exploration & Production Co.	7.625	06/01/18	206,850
770	Plains Exploration & Production Co.	7.750	06/15/15	768,075
1,355	Western Refining, Inc. (a)	11.250	06/15/17	1,287,250
750	Williams Cos, Inc.	7.625	07/15/19	811,148

				11,099,672

	Financial 9.6%
765	CB Richard Ellis Services, Inc. (a)	11.625	06/15/17	830,025

Van Kampen High Income Trust II
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Financial (continued)
$1,090	FireKeepers Development Authority (a)	13.875%	05/01/15	$1,163,575
1,355	GMAC LLC (a)	6.875	09/15/11	1,294,025
1,050	JBS USA LLC/JBS USA Finance, Inc. (a)	11.625	05/01/14	1,134,000
500	LaBranche & Co., Inc.	11.000	05/15/12	485,000
435	LPL Holdings, Inc. (a)	10.750	12/15/15	429,019

				5,335,644

	Food & Drug 3.4%
355	Axcan Intermediate Holdings, Inc.	12.750	03/01/16	385,175
285	M-Foods Holdings, Inc. (a)	9.750	10/01/13	294,262
1,030	Rite Aid Corp.	8.625	03/01/15	843,313
365	SUPERVALU, Inc.	7.500	11/15/14	368,650

				1,891,400

	Food & Tobacco 3.6%
465	Constellation Brands, Inc.	7.250	05/15/17	465,000
1,500	Tyson Foods, Inc.	7.850	04/01/16	1,537,500

				2,002,500

	Forest Products 7.8%
1,270	Crown Americas LLC	7.625	11/15/13	1,289,050
850	Georgia-Pacific Corp. (a)	7.125	01/15/17	835,125
500	Graphic Packaging International, Inc.	9.500	08/15/13	517,500
320	P.H. Glatfelter Co.	7.125	05/01/16	312,800
395	Verso Paper Holdings LLC, Inc.	9.125	08/01/14	294,275
1,045	Verso Paper Holdings LLC, Inc. (a)	11.500	07/01/14	1,076,350

				4,325,100

	Gaming & Leisure 9.4%
620	Ameristar Casinos, Inc. (a)	9.250	06/01/14	646,350

Van Kampen High Income Trust II
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Gaming & Leisure (continued)
$1,690	Harrah’s Operating Escrow LLC (a)	11.250%	06/01/17	$1,744,925
860	Las Vegas Sands Corp.	6.375	02/15/15	774,000
1,310	MGM Mirage, Inc. (a)	10.375	05/15/14	1,404,975
245	MGM Mirage, Inc. (a)	13.000	11/15/13	281,750
350	Scientific Games International, Inc. (a)	9.250	06/15/19	365,750

				5,217,750

	Health Care 12.4%
625	Apria Healthcare Group, Inc. (a)	11.250	11/01/14	675,000
500	Apria Healthcare Group, Inc. (a)	12.375	11/01/14	536,250
490	Biomet, Inc.	11.625	10/15/17	536,550
960	Community Health Systems, Inc.	8.875	07/15/15	986,400
665	FMC Finance III SA (Luxembourg)	6.875	07/15/17	648,375
1,345	HCA, Inc.	9.125	11/15/14	1,392,075
455	Healthsouth Corp.	10.750	06/15/16	495,950
165	Invacare Corp.	9.750	02/15/15	175,725
710	Omnicare, Inc.	6.875	12/15/15	685,150
750	Res-Care, Inc.	7.750	10/15/13	735,000

				6,866,475

	Housing 2.0%
1,090	Interface, Inc., Ser B	9.500	02/01/14	1,085,913

	Information Technology 7.3%
435	Expedia, Inc. (a)	8.500	07/01/16	461,100
1,075	First Data Corp.	9.875	09/24/15	998,406
628	Flextronics International Ltd. (Singapore)	6.500	05/15/13	615,440
1,015	Unisys Corp. (a)	14.250	09/15/15	1,050,525

Van Kampen High Income Trust II
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Information Technology (continued)
$955	Vangent, Inc.	9.625%	02/15/15	$894,119

				4,019,590

	Manufacturing 5.5%
330	Baldor Electric Co.	8.625	02/15/17	336,600
1,200	Case New Holland, Inc.	7.125	03/01/14	1,182,000
925	JohnsonDiversey, Inc., Ser B	9.625	05/15/12	943,500
605	RBS Global, Inc. & Rexnord Corp.	9.500	08/01/14	589,875

				3,051,975

	Metals 6.1%
550	ArcelorMittal (Luxembourg)	9.850	06/01/19	651,599
245	Foundation PA Coal Co.	7.250	08/01/14	244,694
130	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	138,480
1,070	Novelis, Inc. (Canada)	7.250	02/15/15	930,900
1,225	Teck Resources, Ltd. (Canada)	10.250	05/15/16	1,390,375

				3,356,048

	Pipelines 2.1%
1,000	El Paso Corp.	12.000	12/12/13	1,145,000

	Retail 6.3%
1,045	Brown Shoe Co., Inc.	8.750	05/01/12	1,031,937
690	Eye Care Centers of America	10.750	02/15/15	712,425
850	Oxford Industries, Inc.	11.375	07/15/15	914,813
790	Sally Holdings LLC/Sally Capital, Inc.	9.250	11/15/14	821,600

				3,480,775

	Services 6.4%
215	ARAMARK Corp.	8.500	02/01/15	217,956
1,000	Gaylord Entertainment Co.	8.000	11/15/13	1,030,000
1,350	Ticketmaster Entertainment, Inc.	10.750	08/01/16	1,390,500

Van Kampen High Income Trust II
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Services (continued)
$895	United Rentals North America, Inc.	6.500%	02/15/12	$901,713

				3,540,169

	Telecommunications 10.5%
780	DISH DBS Corp.	7.000	10/01/13	789,750
750	Intelsat Corp.	9.250	06/15/16	776,250
300	L-3 Communications Corp.	7.625	06/15/12	304,875
1,000	Nielsen Finance LLC / Nielsen Finance Co.	11.625	02/01/14	1,060,000
955	Qwest Capital Funding, Inc.	7.250	02/15/11	959,775
750	Sprint Capital Corp.	6.900	05/01/19	675,000
815	Wind Acquisition Finance, SA (Luxembourg) (a)	10.750	12/01/15	900,575
345	Windstream Corp.	8.125	08/01/13	356,213

				5,822,438

	Transportation 3.5%
645	Commercial Barge Line Co. (a)	12.500	07/15/17	674,025
1,340	Ford Motor Credit Co.	7.000	10/01/13	1,258,807

				1,932,832

	Utility 12.9%
1,275	AES Corp.	7.750	03/01/14	1,290,937
740	AES Corp. (a)	8.750	05/15/13	757,575
615	CMS Energy Corp.	6.300	02/01/12	629,543
795	Dynegy Holdings, Inc.	7.750	06/01/19	681,713
425	Edison Mission Energy	7.750	06/15/16	374,000
800	Intergen NV (Netherlands) (a)	9.000	06/30/17	828,000
405	IPALCO Enterprises, Inc.	8.625	11/14/11	417,150
765	NRG Energy, Inc.	7.375	01/15/17	742,050
735	RRI Energy, Inc.	7.875	06/15/17	721,219

Van Kampen High Income Trust II
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utility (continued)
$950	Texas Competitive Electric Holdings Co., LLC, Ser A	10.250%	11/01/15	$688,750

				7,130,937

	Wireless Communications 4.5%
1,775	Nextel Communications, Inc., Ser E	6.875	10/31/13	1,655,188
820	XM Satellite Radio, Inc. (a)	11.250	06/15/13	861,000

				2,516,188

	Wireline 1.4%
815	Citizens Communications Co.	7.125	03/15/19	772,212

	Total Corporate Bonds 155.4%			86,001,853

Equities 0.3%
DecisionOne Corp. (5,483 Common Shares) (b)(c)(d)				0
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (b)(c)(d)				0
Preferred Blocker, Inc. (287 Preferred Shares) (a)				166,478
VS Holdings, Inc. (20,207 Common Shares) (b)(c)(d)				0

Total Equities 0.3%				166,478

Total Long-Term Investments 155.7% (Cost $83,645,233)				86,168,331

Repurchase Agreements 1.1%
Banc of America Securities ($144,142 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $144,142)				144,142
JPMorgan Chase & Co. ($434,613 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $434,614)				434,613

Van Kampen High Income Trust II
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($24,245 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $24,245)	$24,245

Total Repurchase Agreements 1.1% (Cost $603,000)	603,000

Total Investments 156.8% (Cost $84,248,233)	86,771,331

Other Assets in Excess of Liabilities 2.0%	1,092,635

Preferred Shares (including accrued distributions) (58.8%)	(32,516,081)

Net Assets Applicable to Common Shares 100.0%	$55,347,885

Percentages are calculated as a percentage of net assets applicable to common shares.

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)	Non-income producing security.

(d)	Security has been deemed illiquid.
Security Valuation Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen High Income Trust II
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
          The following is a summary of the inputs used as of September 30, 2009 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Corporate Bonds	$—	$86,001,853	$—	$86,001,853
Common and Preferred Stocks
Apparel, Accessories & Luxury Goods	—	—	—	—
Highways & Railtracks	—	—	—	—
IT Consulting & Other Services	—	—	—	—
Wireless Communications	—	166,478	—	166,478
Repurchase Agreements	—	603,000	—	603,000

Total Investments in an Asset Position	$—	$86,771,331	$—	$86,771,331

          Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stocks	Corporate Bonds
Balance as of 12/31/08	$-0-	$-0-
Accrued Discounts/Premiums	-0-	-0-
Realized Gain/Loss	-0-	(124,169)
Change in Unrealized Appreciation/Depreciation	-0-	124,169
Net Purchases/Sales	-0-	-0-
Net Transfers in and/or out of Level 3	-0-	-0-

Balance as of 9/30/09	$-0-	$-0-

Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 9/30/09	$-0-	$-0-

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Income Trust II

By: /s/ Edward C. Wood III Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edward C. Wood III Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 19, 2009

By: /s/ Stuart N. Schuldt Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 19, 2009